Equity and Earnings per Common Share, Common and Preferred Stock (Details) - USD ($)			12 Months Ended
	Feb. 11, 2019	Jun. 04, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock Disclosures [Abstract]
Date of conducting IPO and concurrent private placement of common stock			Oct. 09, 2013
Common stock issued, price per share (in dollars per share)		$ 0.01	$ 16.68	$ 18.17
Stock issued and sold (in shares)		2,750,000
Proceeds from issuance of stock			$ 49,642,000	$ 7,722,000	$ 57,917,000
Stock issuance expense		$ 265,000
Stock exercised to purchase additional shares (in shares)		338,857
Proceeds from issuance of common stock		$ 53,800,000	$ 4,112,000	$ 69,012,000	$ 81,237,000
Series A Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock dividend rate			8.20%
Preferred stock, par value (in dollars per share)			$ 0.01	$ 0.01
Preferred stock issued (in shares)			2,781,635	2,718,206
Cash redemption price (in dollars per share)			$ 25.00
Shares issued upon conversion, preferred stock (in shares)			2.62881
Percentage of cash dividends rate			8.20%
Liquidation preference per share (in dollars per share)			$ 25.00
Cumulative cash dividends (in dollars per share)			2.05
Series B Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Preferred stock issued (in shares)	1,800,000		2,000,000	0
Proceeds from issuance of stock	$ 48,400,000
Stock issuance expense	$ 285,000
Stock exercised to purchase additional shares (in shares)	200,000
Percentage of offering of fixed-to-floating rate cumulative redeemable stock	8.30%
Cash redemption price (in dollars per share)	$ 25.00
Shares issued upon conversion, preferred stock (in shares)	2.68962
Series B Preferred Stock [Member] | LIBOR [Member]
Class of Stock Disclosures [Abstract]
Percentage of offering of fixed-to-floating rate cumulative redeemable stock			8.25%
Shares issued upon conversion, preferred stock (in shares)			2.0625
Liquidation preference per share (in dollars per share)			$ 25.00
Term of floating rate			3 months
Basis spread on variable rate			5.631%